UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Limited Maturity Fixed Income Fund

                                                                Face
                                                               Amount     Value
Description                                                    (000)      (000)
-----------                                                  ---------   -------
CORPORATE BONDS [28.3%]
   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      7.125%, 11/15/10                                       $     175   $   186
                                                                         =======
   BANKS [3.6%]
   Bank of America
      4.375%, 12/01/10                                             100       100
   JPMorgan Chase
      3.125%, 12/01/11                                           1,000     1,039
   Wachovia
      4.375%, 06/01/10                                             100        95
                                                                         -------
   TOTAL BANKS                                                             1,234
                                                                         =======
   COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
   IBM
      4.950%, 03/22/11                                             190       197
                                                                         =======
   ENERGY [1.3%]
   Exelon Generation
      6.950%, 06/15/11                                             200       194
   Florida Power
      4.500%, 06/01/10                                             250       248
                                                                         -------
   TOTAL ENERGY                                                              442
                                                                         =======
   FINANCIAL SERVICES [6.8%]
   American General Finance, Ser H, MTN
      5.375%, 10/01/12                                           1,700       708
   Boeing Capital
      6.100%, 03/01/11                                             250       253
   Caterpillar Financial Services, MTN
      5.050%, 12/01/10                                             200       196
   General Electric Capital
      3.000%, 12/09/11                                           1,000     1,034
   General Electric Capital, MTN
      4.875%, 10/21/10                                             150       152
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                2,343
                                                                         =======
   FOOD, BEVERAGE & TOBACCO [1.5%]
   Coca-Cola
      5.750%, 03/15/11                                             145       154
   Kellogg
      6.600%, 04/01/11                                             200       209
   Unilever Capital
      7.125%, 11/01/10                                             150       161
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            524
                                                                         =======
   INSURANCE [0.3%]
   Allstate
      7.200%, 12/01/09                                             100       101
                                                                         =======
   INVESTMENT BANKER/BROKER DEALER [7.2%]
   Credit Suisse First Boston
      6.125%, 11/15/11                                             755       763

                                                                Face
                                                               Amount     Value
Description                                                    (000)      (000)
-----------                                                  ---------   -------
   Goldman Sachs Group
      6.650%, 05/15/09                                       $      50   $    50
      4.500%, 06/15/10                                             100        98
   Merrill Lynch, MTN
      4.250%, 02/08/10                                             675       660
   Morgan Stanley
      6.750%, 04/15/11                                             755       743
      4.250%, 05/15/10                                             150       147
                                                                         -------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   2,461
                                                                         =======
   PETROLEUM & FUEL PRODUCTS [3.9%]
   Conoco Funding
      6.350%, 10/15/11                                             550       579
   ConocoPhillips
      8.750%, 05/25/10                                             250       263
   Occidental Petroleum, MTN
      4.250%, 03/15/10                                             500       503
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         1,345
                                                                         =======
   REITS-REGIONAL MALLS [0.9%]
   Simon Property Group
      5.600%, 09/01/11                                             350       293
                                                                         =======
   TELEPHONES & TELECOMMUNICATIONS [1.7%]
   Verizon Communications
      7.250%, 12/01/10                                             550       577
                                                                         =======
      TOTAL CORPORATE BONDS
      (Cost $10,845)                                                       9,703
                                                                         =======
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [26.4%]
   FFCB, Ser IA2, Cl 1
      5.220%, 10/21/13                                             553       556
   FFCB, Ser IA8, Cl 1
      4.650%, 01/21/14                                           1,227     1,230
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                             497       504
   FHLMC REMIC, Ser R006, Cl AK
      5.750%, 12/15/18                                             928       954
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                             533       533
   FHLMC, Pool G12806
      5.500%, 09/01/22                                             453       467
   FHLMC, Pool G18247
      5.000%, 04/01/23                                             307       316
   FHLMC, Pool G18251
      5.000%, 05/01/23                                             477       490
   FHLMC, Pool J04241
      5.500%, 01/01/22                                             323       333
   FHLMC, Pool J04459
      5.000%, 03/01/22                                             227       233
   FHLMC, Pool J04508
      5.000%, 03/01/22                                             213       220
   FHLMC, Pool J07575
      5.000%, 04/01/23                                             309       318

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Limited Maturity Fixed Income Fund

                                                                Face
                                                               Amount     Value
Description                                                    (000)      (000)
-----------                                                  ---------   -------
   FNMA, Pool 541946
      7.500%, 07/01/30                                       $       1   $     1
   FNMA, Pool 584930
      7.500%, 05/01/31                                               2         2
   FNMA, Pool 837196
      5.500%, 02/01/21                                             633       653
   FNMA, Pool 933915
      4.500%, 06/01/23                                             480       491
   FNMA, Pool 961783
      4.500%, 02/01/23                                             432       442
   GNMA, Pool 2003-31 PB, Cl PB
      5.500%, 02/16/32                                           1,284     1,314
                                                                         =======
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $8,930)                                                        9,057
                                                                         =======
U.S. GOVERNMENT AGENCY OBLIGATIONS [18.5%]
   FHLB
      5.375%, 08/19/11                                             600       659
   FHLMC
      7.000%, 03/15/10                                           1,000     1,070
      6.000%, 06/15/11                                             600       665
      4.750%, 01/18/11                                             600       643
   FNMA
      6.250%, 02/01/11                                           1,475     1,563
      6.000%, 05/15/11                                           1,000     1,105
      5.375%, 11/15/11                                             600       663
                                                                         =======
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $6,279)                                                        6,368
                                                                         =======
U.S. TREASURY OBLIGATIONS [18.3%]
   U.S. Treasury Note
      4.875%, 02/15/12                                             300       336
      4.750%, 02/15/10                                           1,000     1,048
      4.750%, 01/31/12                                              50        56
      4.500%, 05/15/10                                           1,260     1,331
      4.500%, 11/30/11                                           1,000     1,101
      4.125%, 08/31/12                                           1,120     1,239
      1.750%, 11/15/11                                           1,150     1,176
                                                                         =======
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $6,148)                                                        6,287
                                                                         =======
MORTGAGE-BACKED SECURITY [0.1%]
   GMAC Commercial Mortgage
      Securities, Ser 2004-C3, Cl A2
      3.950%, 12/10/41                                              22        21
                                                                         =======
      TOTAL MORTGAGE-BACKED SECURITY
      (Cost $22)                                                              21

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
CASH EQUIVALENT [10.8%]
   AIM STIT-Treasury Portfolio,
      0.450% *                                               3,708,288   $ 3,708
                                                                         =======
         TOTAL CASH EQUIVALENT
         (Cost $3,708)                                                     3,708
                                                                         =======
         TOTAL INVESTMENTS [102.4%]
         (Cost $35,932) +                                                $35,144
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $34,325,741.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

CL -- CLASS

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

+    AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$35,932 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $408
(000)'S AND $(1,196) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Full Maturity Fixed Income Fund

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
CORPORATE BONDS [33.6%]
   AEROSPACE & DEFENSE [0.7%]
   United Technologies
      6.125%, 02/01/19                                       $      100   $   107
      4.375%, 05/01/10                                              215       217
                                                                          -------
   TOTAL AEROSPACE & DEFENSE                                                  324
                                                                          =======
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                              100        73
                                                                          =======
   BANKS [6.6%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                               75        66
   Bank of America
      10.200%, 07/15/15                                             100       110
      5.650%, 05/01/18                                              315       317
   Bank of America, MTN
      3.125%, 06/15/12                                              345       358
   Bank One
      10.000%, 08/15/10                                              89        94
   Deutsche Bank Trust
      7.250%, 10/15/11                                               46        46
   Dresdner Bank - New York
      7.250%, 09/15/15                                              150       127
   European Investment Bank
      4.625%, 03/21/12                                              450       481
   HSBC Holding
      7.500%, 07/15/09                                              285       286
   JPMorgan Chase
      3.125%, 12/01/11                                              260       270
   PNC Funding
      2.300%, 06/22/12                                              200       202
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                              100        98
   Wachovia
      5.300%, 10/15/11                                              260       251
   Wachovia, MTN
      5.500%, 05/01/13                                              150       148
                                                                          -------
   TOTAL BANKS                                                              2,854
                                                                          =======
   BEAUTY PRODUCTS [0.5%]
   Procter & Gamble
      4.600%, 01/15/14                                              200       210
                                                                          =======
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                                               75        26
   Masco
      6.125%, 10/03/16                                               75        51
                                                                          -------
   TOTAL BUILDING & CONSTRUCTION                                               77
                                                                          =======
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                               75        77
                                                                          =======

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   CHEMICALS [0.8%]
   EI Du Pont de Nemours
      5.875%, 01/15/14                                       $      320   $   330
                                                                          =======
   COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
   Hewlett-Packard
      6.125%, 03/01/14                                              135       144
   IBM, MTN
      4.375%, 06/01/09                                              300       301
                                                                          -------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                    445
                                                                          =======
   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                              100        94
                                                                          =======
   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whampoa International (A)
      5.450%, 11/24/10                                              150       151
                                                                          =======
   DRUGS [1.0%]
   Abbott Laboratories
      5.600%, 05/15/11                                              325       343
   Teva Pharmaceutical
      5.550%, 02/01/16                                               75        74
                                                                          -------
   TOTAL DRUGS                                                                417
                                                                          =======
   ENERGY [1.3%]
   Carolina Power & Light
      5.150%, 04/01/15                                               80        80
   Exelon
      5.625%, 06/15/35                                               75        47
   FPL Group Capital
      7.875%, 12/15/15                                              115       125
   Korea Electric Power
      7.750%, 04/01/13                                               95        92
      6.750%, 08/01/27                                               75        56
   NiSource Finance
      7.875%, 11/15/10                                               75        69
   Pacific Gas & Electric
      6.050%, 03/01/34                                               25        27
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                               75        62
                                                                          -------
   TOTAL ENERGY                                                               558
                                                                          =======
   FINANCIAL SERVICES [5.5%]
   American Express Credit, MTN
      7.300%, 08/20/13                                              285       292
   American General Finance
      8.450%, 10/15/09                                              100        72
   Associates Corp of North America, Ser A
      7.950%, 02/15/10                                               75        75
   Caterpillar Financial Services, MTN
      6.200%, 09/30/13                                              265       273
   Eksportsfinans, Ser G
      5.125%, 10/26/11                                              250       260

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Full Maturity Fixed Income Fund

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   General Electric Capital
      3.000%, 12/09/11                                       $      310   $   320
   General Electric Capital, MTN
      5.500%, 04/28/11                                              330       337
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                               75        77
   HSBC Finance
      5.000%, 06/30/15                                               75        67
   John Deere Capital
      2.875%, 06/19/12                                              200       206
   Svensk Exportkredit
      4.875%, 01/19/10                                              280       286
   UFJ Finance Aruba
      6.750%, 07/15/13                                              125       122
                                                                          -------
   TOTAL FINANCIAL SERVICES                                                 2,387
                                                                          =======
   FOOD, BEVERAGE & TOBACCO [1.7%]
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                              175       184
   Coca-Cola
      5.350%, 11/15/17                                              290       313
   Kraft Foods
      6.500%, 08/11/17                                              190       191
   Pepsi Bottling Holdings (A)
      5.625%, 02/17/09                                               50        50
                                                                          -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                             738
                                                                          =======
   INSURANCE [0.3%]
   Protective Life
      4.300%, 06/01/13                                              100        82
   Travelers (B)
      6.250%, 03/15/37                                              100        65
                                                                          -------
   TOTAL INSURANCE                                                            147
                                                                          =======
   INVESTMENT BANKER/BROKER DEALER [4.4%]
   Bear Stearns, MTN (B)
      3.650%, 01/31/11                                              340       312
   Citigroup
      3.625%, 02/09/09                                              300       299
   Credit Suisse USA
      5.250%, 03/02/11                                              325       320
   Goldman Sachs Group
      6.600%, 01/15/12                                              200       197
      5.150%, 01/15/14                                               75        68
      1.766%, 06/28/10 (B)                                          100        92
   Jefferies Group
      6.450%, 06/08/27                                              100        59
   Merrill Lynch
      6.000%, 02/17/09                                              325       325
   Merrill Lynch, Ser C, MTN (B)
      3.079%, 02/05/10                                               70        66
   Morgan Stanley
      5.033%, 01/15/10 (B)                                          140       130
      4.750%, 04/01/14                                               75        57
                                                                          -------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    1,925
                                                                          =======

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   MACHINERY-CONSTRUCTION AND MINING [0.4%]
   Caterpillar
      7.900%, 12/15/18                                       $      160   $   184
                                                                          =======
   MANUFACTURING [0.5%]
   General Electric
      5.000%, 02/01/13                                              150       151
   Tyco International Group
      6.375%, 10/15/11                                               75        74
                                                                          -------
   TOTAL MANUFACTURING                                                        225
                                                                          =======
   MEDICAL PRODUCTS [0.3%]
   Johnson & Johnson
      5.550%, 08/15/17                                              130       148
                                                                          =======
   METALS & MINING [0.4%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                              100        73
   Vale Overseas
      6.875%, 11/21/36                                              100        91
                                                                          -------
   TOTAL METALS & MINING                                                      164
                                                                          =======
   MULTI-MEDIA [1.0%]
   CBS
      6.625%, 05/15/11                                               60        53
   Time Warner
      9.125%, 01/15/13                                               50        50
      5.875%, 11/15/16                                               85        76
   Viacom
      7.700%, 07/30/10                                               75        73
   Walt Disney, MTN
      6.375%, 03/01/12                                              150       160
                                                                          -------
   TOTAL MULTI-MEDIA                                                          412
                                                                          =======
   OIL, GAS & CONSUMABLE FUELS [1.4%]
   ConocoPhillips
      5.300%, 04/15/12                                              300       300
   Shell International
      5.625%, 06/27/11                                              300       319
                                                                          -------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                          619
                                                                          =======
   PETROLEUM & FUEL PRODUCTS [0.2%]
   Energy Transfer Partners
      6.625%, 10/15/36                                               75        52
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                               50        53
                                                                          -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                            105
                                                                          =======
   RETAIL [1.7%]
   Home Depot
      5.250%, 12/16/13                                              310       289
   Lowe's
      5.000%, 10/15/15                                              200       195

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Full Maturity Fixed Income Fund

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   Target
      6.350%, 01/15/11                                       $      250   $   256
                                                                          -------
   TOTAL RETAIL                                                               740
                                                                          =======
   SECURITY BROKERS & DEALERS [0.1%]
   iStar Financial
      5.850%, 03/15/17                                              100        30
                                                                           =======
   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
      5.200%, 06/01/15                                              100        70
                                                                          =======
   TELEPHONES & TELECOMMUNICATIONS [2.1%]
   British Telecommunications
      9.125%, 12/15/30                                              100       106
      8.625%, 12/15/10 (C)                                           60        62
   Deutsche Telekom International Finance
      8.750%, 06/15/30                                               75        92
      8.500%, 06/15/10                                               25        26
   France Telecom
      7.750%, 03/01/11                                               50        52
   New Cingular Wireless Services
      8.750%, 03/01/31                                               75        94
   SBC Communications
      5.300%, 11/15/10                                              300       305
   Sprint Capital
      6.900%, 05/01/19                                               75        53
   Telecom Italia Capital
      7.200%, 07/18/36                                               75        58
   Telefonica Emisiones
      6.421%, 06/20/16                                               75        75
                                                                          -------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                      923
                                                                          =======
   TRANSPORTATION SERVICES [0.3%]
   FedEx
      9.650%, 06/15/12                                              125       131
                                                                          =======
      TOTAL CORPORATE BONDS
      (Cost $14,976)                                                       14,558
                                                                          =======
U.S. TREASURY OBLIGATIONS [17.8%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                              200       309
      6.250%, 08/15/23                                            2,725     3,717
   U.S. Treasury Notes
      4.875%, 08/15/16                                              975     1,165
      4.750%, 05/15/14                                              900     1,059
      4.250%, 11/15/17                                            1,260     1,468
                                                                          =======
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,728)                                                            7,718
                                                                          =======
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.3%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                              129       133
   FHLMC REMIC, Ser 2544, Cl QB
      5.000%, 09/15/15                                               44        44

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   FHLMC REMIC, Ser 2804, Cl VC
      5.000%, 07/15/21                                       $      162   $   167
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                              153       159
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                              139       141
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                              288       294
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                              129       134
   FHLMC, Pool 160098
      10.500%, 01/01/10                                               1         1
   FHLMC, Pool 1B2677 (B)
      4.141%, 01/01/35                                               28        28
   FHLMC, Pool 1B2683 (B)
      4.101%, 01/01/35                                               16        16
   FHLMC, Pool 1B2692 (B)
      4.470%, 12/01/34                                               47        47
   FHLMC, Pool 1Q0081 (B)
      5.054%, 03/01/36                                              283       286
   FHLMC, Pool C20300
      6.500%, 01/01/29                                               12        13
   FHLMC, Pool E01280
      5.000%, 12/01/17                                               45        46
   FHLMC, Pool G08003
      6.000%, 07/01/34                                              144       148
   FHLMC, Pool G11431
      6.000%, 02/01/18                                               29        30
   FHLMC, Pool G11911
      5.000%, 02/01/21                                              336       345
   FHLMC, Pool G12609
      5.500%, 04/01/22                                              673       694
   FHLMC, Pool G18124
      6.000%, 06/01/21                                              115       119
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                              150       152
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                              121       125
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                              111       114
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                              159       163
   FNMA, Pool 252570
      6.500%, 07/01/29                                               27        28
   FNMA, Pool 253183
      7.500%, 04/01/30                                                2         2
   FNMA, Pool 253398
      8.000%, 08/01/30                                                8         9
   FNMA, Pool 254510
      5.000%, 11/01/17                                               58        60
   FNMA, Pool 254545
      5.000%, 12/01/17                                              112       116
   FNMA, Pool 254685
      5.000%, 04/01/18                                               86        89
   FNMA, Pool 254949
      5.000%, 11/01/33                                               79        81
   FNMA, Pool 255814
      5.500%, 08/01/35                                              211       217
   FNMA, Pool 303168
      9.500%, 02/01/25                                                6         7

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Full Maturity Fixed Income Fund

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   FNMA, Pool 735060
      6.000%, 11/01/34                                       $       99   $   102
   FNMA, Pool 735228
      5.500%, 02/01/35                                               88        90
   FNMA, Pool 745418
      5.500%, 04/01/36                                            1,355     1,391
   FNMA, Pool 827223 (B)
      4.764%, 04/01/35                                              160       161
   FNMA, Pool 835744
      5.000%, 09/01/35                                              511       523
   FNMA, Pool 844809
      5.000%, 11/01/35                                              159       162
   FNMA, Pool 890042
      5.500%, 07/01/22                                              439       453
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                              196       198
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                               32        33
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                               75        69
   GNMA, Pool 479168
      8.000%, 02/15/30                                                8         9
   GNMA, Pool 780315
      9.500%, 12/15/17                                               13        14
   GNMA, Ser 15, Cl A
      3.727%, 03/16/27                                              123       123
   GNMA, Ser 78, Cl C
      4.658%, 04/16/29                                              150       152
                                                                          =======
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $7,256)                                                         7,488
                                                                          =======
U.S. GOVERNMENT AGENCY OBLIGATIONS [14.3%]
   FFCB
      4.875%, 04/04/12                                              200       220
   FHLMC
      4.375%, 07/17/15                                              720       789
   FNMA
      6.000%, 05/15/11                                            2,125     2,349
      5.000%, 10/15/11                                              275       300
      5.000%, 02/13/17                                              475       539
      4.625%, 10/15/13                                            1,050     1,156
      4.375%, 09/15/12                                              800       861
                                                                          =======
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $5,860)                                                         6,214
                                                                          =======
MORTGAGE-BACKED SECURITIES [10.2%]
   American Express Credit Account
      Master Trust, Cl A (B)
      1.235%, 02/15/13                                              300       275
   Banc of America Alternative Loan Trust,
      Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                              107        99
   Banc of America Alternative Loan Trust,
      Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                               95        88
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                               87        76

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   Banc of America Alternative Loan Trust,
      Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                       $      104   $    88
   Banc of America Alternative Loan Trust,
      Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                              119        99
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (B)
      5.712%, 06/11/40                                              300       139
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (B)
      1.210%, 05/15/13                                              500       457
   Chase Mortgage Finance, Ser 2003-S13,
      Cl A11
      5.500%, 11/25/33                                               91        87
   Citigroup, Ser 2007-CD4, Cl A2B
      5.205%, 12/11/49                                              150       124
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                               92        70
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                              185       151
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 1AF3 (B)
      6.050%, 09/25/46                                              200        95
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 1AF2
      5.884%, 01/25/37                                              200       188
   Countrywide Asset-Backed Certificates,
      Ser 2007-S1, Cl A6 (B)
      5.693%, 11/25/36                                              189        81
   Deutsche Bank Alternate Loan Trust,
      Ser 2006-AR5, Cl 21A
      6.000%, 10/15/21                                              152       133
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                              134        93
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                              150       136
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (B)
      5.189%, 07/10/39                                              200       171
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                              225       195
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                               95        89
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                              200       135
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.415%, 12/12/43                                              200       150
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A2 (B)
      5.793%, 01/25/37                                              142       104
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (B)
      5.420%, 01/25/37                                              200       100

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Full Maturity Fixed Income Fund

                                                                Face
                                                               Amount      Value
Description                                                     (000)      (000)
-----------                                                  ----------   -------
   JPMorgan Mortgage Trust, Ser 2007-A2,
      Cl 2A3 (B)
      5.688%, 04/25/37                                       $      200   $   112
   MBNA Master Credit Card Trust, Cl A
      5.900%, 08/15/11                                              300       299
   RAAC, Ser 2004-SP1, Cl AI4 (B)
      5.285%, 08/25/27                                              133       107
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                               40        36
   Salomon Brothers Mortgage Securities
      VII, Cl A2
      7.455%, 07/18/33                                              166       165
   Wachovia Bank Commercial Mortgage,
      Ser 2003-C3, Cl A2
      4.867%, 02/15/35                                              150       134
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                              170       157
                                                                          =======
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $5,536)                                                         4,433
                                                                          =======
ASSET-BACKED SECURITIES [2.5%]
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                              200       169
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (C)
      2.645%, 04/25/34                                               32        29
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (C)
      7.000%, 07/25/28                                               11        11
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                                2         2
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (B)
      4.810%, 07/25/35                                              140       121
   Green Tree Financial, Ser 1997-7, Cl A6
      6.760%, 07/15/29                                               99        77
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (B)
      4.316%, 11/25/34                                               98        90
   John Deere Owner Trust, Ser 2007-A,
      Cl A3
      5.040%, 07/15/11                                              237       236
   Renaissance Home Equity, Ser 2007-1,
      Cl AF2
      5.512%, 04/25/37                                              200       151
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                               68        57
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (B)
      5.572%, 06/25/32                                               63        40
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (B)
      3.620%, 07/25/33                                              155        94
                                                                          =======
      TOTAL ASSET-BACKED SECURITIES
      (Cost $1,305)                                                         1,077

                                                                Face
                                                               Amount
                                                               (000)/      Value
Description                                                    Shares      (000)
-----------                                                  ----------   -------
FOREIGN GOVERNMENT BOND [0.2%]
   National Bank of Hungary
      8.875%, 11/01/13                                       $       75   $    79
                                                                          =======
      TOTAL FOREIGN GOVERNMENT BOND
      (Cost $79)                                                               79
                                                                          =======
MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A, RB
      6.360%, 05/15/25                                               19        19
                                                                          =======
      TOTAL MUNICIPAL BOND
      (Cost $19)                                                               19
                                                                          =======
CASH EQUIVALENT [3.3%]
   AIM STIT-Treasury Portfolio,
      0.450% *                                                1,443,468     1,443
                                                                          =======
      TOTAL CASH EQUIVALENT
      (Cost $1,443)                                                         1,443
                                                                          =======
      TOTAL INVESTMENTS [99.2%]
      (Cost $43,202) +                                                    $43,029
                                                                          =======

PERCENTAGES ARE BASED ON NET ASSETS OF $43,386,713.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $201(000), REPRESENTING 0.5% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2008.

(C)  STEP UP/DOWN

CL -- CLASS

FFCB -- FEDERAL FARM CREDIT BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

NA -- NATIONAL ASSOCIATION

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

+    AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$43,202 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,912 (000)'S AND $(2,085) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
COMMON STOCK [45.7%]
   ADVERTISING [0.0%]
   CBS, Cl B                                                       440   $     4
                                                                         =======
   AEROSPACE & DEFENSE [1.4%]
   Boeing                                                          466        20
   General Dynamics                                                273        16
   Goodrich                                                         44         2
   Honeywell International                                         954        31
   L-3 Communications Holdings, Cl 3                               134        10
   Lockheed Martin                                                 166        14
   Northrop Grumman                                                725        33
   Precision Castparts                                               3        --
   Raytheon                                                        278        14
   United Technologies                                             525        28
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 168
                                                                         =======
   AIRLINES [0.1%]
   Southwest Airlines                                            1,135        10
                                                                         =======
   APPAREL/TEXTILES [0.2%]
   Coach *                                                          17        --
   Jones Apparel Group                                             671         4
   Nike, Cl B                                                      140         7
   Polo Ralph Lauren, Cl A                                         185         9
                                                                         -------
   TOTAL APPAREL/TEXTILES                                                     20
                                                                         =======
   AUTO COMPONENTS [0.1%]
   Johnson Controls                                                498         9
                                                                         =======
   AUTOMOTIVE [0.0%]
   Paccar                                                          193         5
                                                                         =======
   BANKS [2.0%]
   Bank of America                                               3,718        52
   Bank of New York Mellon                                       1,696        48
   Huntington Bancshares                                           799         6
   IntercontinentalExchange *                                       38         3
   M&T Bank                                                        165        10
   PNC Financial Services Group                                    411        20
   State Street                                                    535        21
   SunTrust Banks                                                  162         5
   Wells Fargo                                                   2,733        81
                                                                         -------
   TOTAL BANKS                                                               246
                                                                         =======
   BEAUTY PRODUCTS [1.1%]
   Procter & Gamble                                              2,151       133
                                                                         =======
   BIOMEDICAL RESEARCH & PRODUCTS [0.2%]
   Celgene *                                                       316        18
   Quest Diagnostics                                                47         2
                                                                         -------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                       20
                                                                         =======

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   BIOTECHNOLOGY [0.7%]
   Amgen *                                                         760   $    44
   Biogen Idec *                                                   197         9
   Cephalon *                                                       41         3
   Gilead Sciences *                                               658        34
   Millipore *                                                      29         2
                                                                         -------
   TOTAL BIOTECHNOLOGY                                                        92
                                                                         =======
   BROADCASTING & CABLE [0.8%]
   Cisco Systems *                                               4,386        72
   Motorola                                                        523         2
   Qualcomm                                                        730        26
                                                                         -------
   TOTAL BROADCASTING & CABLE                                                100
                                                                         =======
   BUILDING & CONSTRUCTION [0.1%]
   DR Horton                                                     1,143         8
   Masco                                                           101         1
                                                                         -------
   TOTAL BUILDING & CONSTRUCTION                                               9
                                                                         =======
   BUSINESS SERVICES [0.5%]
   Affiliated Computer Services, Cl A *                            140         7
   Computer Sciences *                                             637        22
   Convergys *                                                     145         1
   eBay *                                                          604         8
   Fidelity National Information Services                          145         2
   Mastercard, Cl A                                                 39         6
   Omnicom Group                                                   259         7
   Xerox                                                         1,656        13
                                                                         -------
   TOTAL BUSINESS SERVICES                                                    66
                                                                         =======
   CHEMICALS [1.0%]
   Air Products & Chemicals                                        639        32
   CF Industries Holdings                                          127         6
   Dow Chemical                                                    786        12
   Eastman Chemical                                                565        18
   EI du Pont de Nemours                                           709        18
   International Flavors & Fragrances                              297         9
   Monsanto                                                        356        25
   PPG Industries                                                    2        --
   Praxair                                                          25         1
                                                                         -------
   TOTAL CHEMICALS                                                           121
                                                                         =======
   COMMERCIAL BANKS [0.2%]
   BB&T                                                            875        24
   Regions Financial                                               685         5
                                                                         -------
   TOTAL COMMERCIAL BANKS                                                     29
                                                                         =======
   COMMUNICATION & MEDIA [1.0%]
   Comcast, Cl A                                                 2,209        37
   DIRECTV Group *                                                 299         7
   Interpublic Group *                                              33        --
   Meredith                                                        391         7
   News, Cl A                                                    2,470        22
   Scripps Networks Interactive, Cl A                              141         3
   Time Warner                                                   4,033        41

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   Viacom, Cl B *                                                  231   $     4
                                                                         -------
   TOTAL COMMUNICATION & MEDIA                                               121
                                                                         =======
   COMPUTER & ELECTRONICS RETAIL [0.0%]
   GameStop, Cl A *                                                 13        --
                                                                         =======
   COMPUTER SOFTWARE [1.3%]
   Adobe Systems *                                                 495        11
   CA                                                              584        11
   Compuware *                                                     490         3
   Microsoft                                                     5,298       103
   Oracle *                                                      1,992        35
                                                                         -------
   TOTAL COMPUTER SOFTWARE                                                   163
                                                                         =======
   COMPUTER SYSTEM DESIGN & SERVICES [2.0%]
   Apple *                                                         681        58
   Dell *                                                        1,490        15
   Hewlett-Packard                                               1,945        71
   IBM                                                           1,100        93
   Lexmark International, Cl A *                                   378        10
   NetApp *                                                        215         3
   Sun Microsystems *                                              545         2
   Teradata *                                                       14        --
                                                                         -------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   252
                                                                         =======
   COMPUTERS & PERIPHERALS [0.1%]
   EMC *                                                         1,270        13
                                                                         =======
   CONSTRUCTION & ENGINEERING [0.0%]
   Jacobs Engineering Group *                                       70         3
                                                                         =======
   CONSTRUCTION MATERIALS [0.0%]
   Vulcan Materials                                                 47         3
                                                                         =======
   CONSUMER PRODUCTS & SERVICES [0.3%]
   Black & Decker                                                   94         4
   Colgate-Palmolive                                               170        12
   Eastman Kodak                                                   504         3
   Kimberly-Clark                                                  472        25
                                                                         -------
   TOTAL CONSUMER PRODUCTS & SERVICES                                         44
                                                                         =======
   DIVERSIFIED CONSUMER SERVICES [0.1%]
   H&R Block                                                       667        15
                                                                         =======
   DIVERSIFIED MANUFACTURING [1.4%]
   3M                                                              581        33
   General Electric                                              8,278       134
   Parker Hannifin                                                  60         3
                                                                         -------
   TOTAL DIVERSIFIED MANUFACTURING                                           170
                                                                         =======

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   DIVERSIFIED METALS & MINING [0.1%]
   Newmont Mining                                                  168   $     7
                                                                         =======
   DRUGS [3.6%]
   Abbott Laboratories                                             912        49
   AmerisourceBergen, Cl A                                         239         9
   Bristol-Myers Squibb                                            623        14
   Forest Laboratories *                                           587        15
   Johnson & Johnson                                             2,120       127
   King Pharmaceuticals *                                          459         5
   Merck                                                         1,867        57
   Pfizer                                                        5,782       102
   Schering-Plough                                                 693        12
   Teva Pharmaceutical Industries                                   48         2
   Watson Pharmaceuticals *                                        433        11
   Wyeth                                                         1,202        45
                                                                         -------
   TOTAL DRUGS                                                               448
                                                                         =======
   ELECTRICAL COMPONENTS & EQUIPMENT [0.1%]
   Tyco Electronics                                                607        10
                                                                         =======
   ELECTRICAL EQUIPMENT [0.2%]
   Emerson Electric                                                601        22
                                                                         =======
   ELECTRICAL SERVICES [1.4%]
   American Electric Power                                         622        21
   Consolidated Edison                                              24         1
   Duke Energy                                                   1,617        24
   Exelon                                                          303        17
   FPL Group                                                       624        31
   NiSource                                                        277         3
   Pinnacle West Capital                                           925        30
   Public Service Enterprise Group                                 402        12
   Southern                                                        458        17
   TECO Energy                                                     907        11
   Xcel Energy                                                      63         1
                                                                         -------
   TOTAL ELECTRICAL SERVICES                                                 168
                                                                         =======
   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.0%]
   Agilent Technologies *                                          156         3
   Jabil Circuit                                                   360         2
                                                                         -------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                    5
                                                                         =======
   ENERGY [0.7%]
   Edison International                                          1,343        43
   Entergy                                                         239        20
   PG&E                                                            462        18
                                                                         -------
   TOTAL ENERGY                                                               81
                                                                         =======
   ENGINEERING SERVICES [0.1%]
   Fluor                                                           274        12
                                                                         =======

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   ENTERTAINMENT [0.2%]
   Carnival                                                        836   $    20
   International Game Technology                                    77         1
   Starwood Hotels & Resorts Worldwide                             173         3
                                                                         -------
   TOTAL ENTERTAINMENT                                                        24
                                                                         =======
   FINANCIAL SERVICES [1.2%]
   American Express                                                794        15
   Capital One Financial                                           931        30
   Charles Schwab                                                  984        16
   Citigroup                                                     1,084         7
   CME Group, Cl A                                                  15         3
   Discover Financial Services                                   2,984        29
   Hudson City Bancorp                                           1,911        31
   Nasdaq Stock Market *                                            14        --
   People's United Financial                                       248         4
   Western Union                                                   636         9
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                  144
                                                                         =======
   FOOD, BEVERAGE & TOBACCO [1.9%]
   Coca-Cola                                                     1,428        64
   General Mills                                                   656        40
   Kellogg Company                                                 693        30
   Pepsi Bottling Group                                          1,236        28
   PepsiCo                                                         985        54
   Safeway                                                         997        24
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            240
                                                                         =======
   GAS/NATURAL GAS [0.0%]
   El Paso                                                          31        --
                                                                         =======
   HEALTHCARE PRODUCTS & SERVICES [0.5%]
   Cardinal Health                                                  11        --
   Express Scripts, Cl A *                                         286        16
   Life Technologies *                                              97         2
   McKesson                                                          4        --
   Medtronic                                                       400        12
   Thermo Fisher Scientific *                                      374        13
   UnitedHealth Group                                              662        18
   Waters *                                                         79         3
                                                                         -------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                       64
                                                                         =======
   HOUSEHOLD FURNITURE & FIXTURES [0.3%]
   Centex                                                           46        --
   Harman International Industries                                 454         8
   KB Home                                                         203         3
   Lennar, Cl A                                                    119         1
   Pulte Homes                                                   1,139        12
   Stanley Works                                                   132         5
   Whirlpool                                                       118         5
                                                                         -------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                       34
                                                                         =======

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.1%]
   AES *                                                         1,292   $    11
                                                                         =======
   INSURANCE [1.6%]
   Aetna                                                            45         1
   Aflac                                                           510        23
   Allstate                                                        606        20
   AON                                                             212        10
   Assurant                                                         17         1
   Chubb                                                           395        20
   Cincinnati Financial                                            629        18
   Hartford Financial Services Group                               441         7
   MetLife                                                         692        24
   Principal Financial Group                                       120         3
   Progressive                                                     563         8
   Prudential Financial                                            479        15
   Tenet Healthcare *                                            6,455         7
   Torchmark                                                       215        10
   Travelers                                                       558        25
   Unum Group                                                      510        10
                                                                         -------
   TOTAL INSURANCE                                                           202
                                                                         =======
   INVESTMENT BANKER/BROKER DEALER [1.1%]
   Federated Investors, Cl B                                       617        10
   Franklin Resources                                              307        20
   Invesco                                                         111         2
   JPMorgan Chase                                                2,435        77
   Northern Trust                                                  452        23
   T Rowe Price Group                                              273        10
                                                                         -------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                     142
                                                                         =======
   MACHINERY [0.5%]
   Caterpillar                                                     730        33
   Cummins                                                         235         6
   Deere                                                           397        15
   Dover                                                           253         9
   Illinois Tool Works                                               7        --
                                                                         -------
   TOTAL MACHINERY                                                            63
                                                                         =======
   MEDICAL PRODUCTS & SERVICES [1.4%]
   Baxter International                                            206        11
   Becton Dickinson                                                360        25
   Boston Scientific *                                           2,170        17
   Eli Lilly                                                     1,159        47
   Genzyme-General Division *                                      192        13
   Hospira *                                                       172         4
   Intuitive Surgical *                                             39         5
   St. Jude Medical *                                              215         7
   Stryker                                                         172         7
   WellPoint *                                                     693        29
   Zimmer Holdings *                                               373        15
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         180
                                                                         =======

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   MEDICAL PRODUCTS MANUFACTURING [0.1%]
   Covidien                                                        275   $    10
                                                                         =======
   MISCELLANEOUS MANUFACTURING [0.0%]
   Leggett & Platt                                                 296         4
                                                                         =======
   MULTI-MEDIA [0.3%]
   Walt Disney                                                   1,806        41
                                                                         =======
   OFFICE FURNITURE & FIXTURES [0.1%]
   Autodesk *                                                      162         3
   Salesforce.com *                                                161         5
                                                                         -------
   TOTAL OFFICE FURNITURE & FIXTURES                                           8
                                                                         =======
   PAPER & RELATED PRODUCTS [0.1%]
   International Paper                                             678         8
   MeadWestvaco                                                    198         2
   Sealed Air                                                      411         6
                                                                         -------
   TOTAL PAPER & RELATED PRODUCTS                                             16
                                                                         =======
   PETROLEUM & FUEL PRODUCTS [6.3%]
   Anadarko Petroleum                                              359        14
   Apache                                                          441        33
   Baker Hughes                                                    269         9
   BJ Services                                                      34        --
   Cabot Oil & Gas                                                 102         3
   Chesapeake Energy                                               400         6
   ChevronTexaco                                                 1,539       114
   ConocoPhillips                                                1,409        73
   Consol Energy                                                   160         5
   Devon Energy                                                    415        27
   ENSCO International                                              32         1
   EOG Resources                                                   218        15
   Exxon Mobil                                                   3,716       297
   Halliburton                                                     500         9
   Hess                                                            462        25
   Marathon Oil                                                     47         1
   Massey Energy                                                   386         5
   Murphy Oil                                                      128         6
   Nabors Industries *                                             488         6
   National Oilwell Varco *                                        101         2
   Noble                                                           104         2
   Noble Energy                                                    151         7
   Occidental Petroleum                                            491        29
   Peabody Energy                                                  150         3
   Pioneer Natural Resources                                       104         2
   Schlumberger                                                    670        28
   Southwestern Energy *                                           869        25
   Spectra Energy                                                   23        --
   Sunoco                                                           64         3
   Transocean *                                                    226        11
   Weatherford International *                                      84         1
   Williams                                                        728        11
   XTO Energy                                                      118         4
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           777
                                                                         =======

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   PRINTING & PUBLISHING [0.2%]
   Gannett                                                         221   $     2
   Pitney Bowes                                                    573        14
   RR Donnelley & Sons                                             928        13
                                                                         -------
   TOTAL PRINTING & PUBLISHING                                                29
                                                                         =======
   RAILROADS [0.2%]
   Burlington Northern Santa Fe                                    126        10
   CSX                                                             320        10
                                                                         -------
   TOTAL RAILROADS                                                            20
                                                                         =======
   REAL ESTATE INVESTMENT TRUST [0.3%]
   Apartment Investment & Management, Cl A                         862        10
   Developers Diversified Realty                                   427         2
   Host Hotels & Resorts                                           672         5
   Public Storage                                                  229        18
   Simon Property Group                                             72         4
   Vornado Realty Trust                                             26         2
                                                                         -------
   TOTAL REAL ESTATE INVESTMENT TRUST                                         41
                                                                         =======
   RETAIL [3.4%]
   Best Buy                                                        358        10
   Big Lots *                                                    1,150        17
   Costco Wholesale                                                181        10
   CVS                                                             840        24
   Family Dollar Stores                                             94         2
   Gap                                                           1,576        21
   Home Depot                                                    1,608        37
   JC Penney                                                        92         2
   Kohl's *                                                        275        10
   Kroger                                                        1,289        34
   Limited Brands                                                  945        10
   Lowe's                                                        1,193        26
   Macy's                                                          427         4
   McDonald's                                                      697        43
   RadioShack                                                      353         4
   Sherwin-Williams                                                209        13
   Supervalu                                                       280         4
   SYSCO                                                           463        11
   Target                                                          411        14
   Tiffany                                                         230         5
   TJX                                                             541        11
   Walgreen                                                        205         5
   Wal-Mart Stores                                               1,840       103
                                                                         -------
   TOTAL RETAIL                                                              420
                                                                         =======
   SCHOOLS [0.1%]
   Apollo Group, Cl A *                                             90         7
                                                                          =======
  SEMI-CONDUCTORS [1.0%]
   Altera                                                           76         1
   Analog Devices                                                  382         7
   Applied Materials                                               185         2
   Broadcom, Cl A *                                                 19         1
   Intel                                                         4,991        73
   MEMC Electronic Materials *                                      92         1

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                                          Value
Description                                                  Shares       (000)
-----------                                               ------------   -------
   Microchip Technology                                            153   $     3
   Novellus Systems *                                              460         6
   Texas Instruments                                             1,738        27
   Xilinx                                                          264         5
                                                                         -------
   TOTAL SEMI-CONDUCTORS                                                     126
                                                                         =======
   STEEL & STEEL WORKS [0.0%]
   Nucor                                                           105         5
                                                                         =======
   TELEPHONES & TELECOMMUNICATIONS [2.1%]
   American Tower, Cl A *                                          156         4
   AT&T                                                          3,530       101
   CenturyTel                                                      472        13
   Corning                                                         864         8
   Embarq                                                          102         4
   Qwest Communications International                            7,110        26
   Sprint Nextel                                                 3,924         7
   Verizon Communications                                        2,701        91
   Windstream                                                      416         4
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     258
                                                                         =======
   TRANSPORTATION SERVICES [0.4%]
   FedEx                                                           514        33
   Norfolk Southern                                                123         6
   Union Pacific                                                   228        11
   United Parcel Service, Cl B                                      80         4
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                              54
                                                                         =======
   TRUCKING [0.2%]
   Ryder System                                                    641        25
                                                                         =======
   UTILITIES [0.1%]
   PPL                                                             262         8
                                                                         =======
   WASTE MANAGEMENT SERVICES [0.3%]
   Waste Management                                              1,274        42
                                                                         =======
   WEB PORTALS/ISP [0.7%]
   Amazon.com *                                                    133         7
   Expedia *                                                       266         2
   Google, Cl A *                                                  163        50
   Juniper Networks *                                              376         7
   Symantec *                                                      934        13
   VeriSign *                                                      217         4
   Yahoo! *                                                        657         8
                                                                         -------
   TOTAL WEB PORTALS/ISP                                                      91
                                                                         =======
   WHOLESALE [0.2%]
   Archer-Daniels-Midland                                          179         5
   Campbell Soup                                                   221         7

                                                          Shares/Face     Value
Description                                               Amount (000)    (000)
-----------                                               ------------   -------
   Dean Foods *                                                   722    $    13
                                                                         -------
   TOTAL WHOLESALE                                                            25
                                                                         =======
      TOTAL COMMON STOCK
      (Cost $7,492)                                                        5,680
                                                                         =======
U.S. TREASURY OBLIGATIONS [18.0%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                        $    100       154
      6.250%, 08/15/23                                             975     1,330
   U.S. Treasury Note
      3.125%, 08/31/13                                             700       755
                                                                         =======
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,976)                                                        2,239
                                                                         =======
U.S. GOVERNMENT AGENCY OBLIGATIONS [18.6%]
   FHLMC
      4.875%, 02/17/09                                             700       704
   FNMA
      6.000%, 05/15/11                                           1,450     1,603
                                                                         =======
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,252)                                                        2,307
                                                                         =======
MORTGAGE-BACKED SECURITIES [11.1%]
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                              29        25
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (A)
      1.210%, 05/15/13                                             100        91
   Chase Mortgage Finance, Ser 2003-S14,
      Cl 3A6
      5.500%, 01/25/34                                              39        38
   Citicorp Mortgage Securities,
      Ser 2003-11, Cl 2A8
      5.500%, 12/25/33                                              47        44
   Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                                             128       118
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                              46        35
   Countrywide Alternative Loan Trust,
      Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                                              28        24
   Countrywide Alternative Loan Trust,
      Ser 2005-85CB, Cl 3A1
      5.250%, 02/25/21                                              58        53
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                                              46        31
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB8,
      Cl AF2 (B)
      5.300%, 12/25/35                                              42        38
   Deutsche Bank Alternate Loan Trust,
      Ser 2006-AR5, Cl 21A
      6.000%, 10/15/21                                              76        66

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Balanced Fund

                                                              Face        Value
Description                                               Amount (000)    (000)
-----------                                               ------------   -------
   Discover Card Master Trust I,
      Ser 2003-3, Cl A (A)
      1.395%, 09/15/12                                        $    150   $   139
   First Horizon CMO, Ser 2006-FA6,
      Cl 3A1
      5.750%, 11/25/21                                              60        55
   First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                                              50        48
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                             100        91
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.189%, 07/10/39                                              75        64
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                             100        87
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-HE5, Cl A6 (A)
      4.388%, 08/25/08                                              67        39
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                              47        44
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (A)
      5.420%, 01/25/37                                             100        50
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (A)
      5.688%, 04/25/37                                             100        56
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                                              67        54
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                              20        18
   Residential Funding Mortgage Securities
      I, Ser 2003-S11, Cl A2
      4.000%, 06/25/18                                              75        75
                                                                         =======
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $1,650)                                                        1,383
                                                                         =======
ASSET-BACKED SECURITIES [2.0%]
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                             100        85
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl AF2 (A)
      5.294%, 04/25/36                                              36        35
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (A)
      4.810%, 07/25/35                                              70        60

                                                           Face Amount    Value
Description                                               (000)/Shares    (000)
-----------                                               ------------   -------
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                        $     23   $    19
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (A)
      5.572%, 06/25/32                                              72        47
                                                                         =======
      TOTAL ASSET-BACKED SECURITIES
      (Cost $302)                                                            246
                                                                         =======
CORPORATE BONDS [1.1%]
   BANKS [0.3%]
   Dresdner Bank - New York
      7.250%, 09/15/15                                              50        42
                                                                         =======
   CONTAINERS & PACKAGING [0.4%]
   Pactiv
      7.950%, 12/15/25                                              50        47
                                                                         =======
   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
      9.750%, 06/15/20                                              50        47
                                                                         =======
      TOTAL CORPORATE BONDS
      (Cost $167)                                                            136
                                                                         =======
CASH EQUIVALENT [3.0%]
   AIM STIT-Treasury Portfolio, 0.450% **                      370,249       370
                                                                         =======
      TOTAL CASH EQUIVALENT
      (Cost $370)                                                            370
                                                                         =======
      TOTAL INVESTMENTS [99.5%]
      (Cost $14,209) +                                                   $12,361
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $12,425,702.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2008.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2008.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

ISP -- INTERNET SERVICE PROVIDER

SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$14,209 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $461
(000)'S AND $(2,309) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
COMMON STOCK [97.1%]
   ADVERTISING [0.0%]
   CBS, Cl B                                                     1,824   $   15
                                                                         ======
   AEROSPACE & DEFENSE [1.0%]
   Boeing                                                        1,690       72
   General Dynamics                                              1,159       67
   Goodrich                                                        235        9
   Honeywell International                                       3,662      120
   L-3 Communications Holdings, Cl 3                               537       40
   Lockheed Martin                                                 632       53
   Northrop Grumman                                              2,929      132
   Precision Castparts                                               2       --
   Raytheon                                                        605       31
   United Technologies                                           2,023      108
                                                                         ------
   TOTAL AEROSPACE & DEFENSE                                                632
                                                                         ======
   AIRLINES [0.1%]
   Southwest Airlines                                            4,253       37
                                                                         ======
   APPAREL/TEXTILES [0.1%]
   Coach *                                                          61        1
   Jones Apparel Group                                           2,262       13
   Nike, Cl B                                                      555       29
   Polo Ralph Lauren, Cl A                                         708       32
                                                                         ------
   TOTAL APPAREL/TEXTILES                                                    75
                                                                         ======
   AUTO COMPONENTS [0.1%]
   Johnson Controls                                              2,747       50
                                                                         ======
   AUTOMOTIVE [0.0%]
   Paccar                                                          743       21
                                                                         ======
   BANKS [3.2%]
   Bank of America                                              14,208      200
   Bank of New York Mellon                                      15,703      445
   Huntington Bancshares                                         3,162       24
   IntercontinentalExchange *                                      142       12
   M&T Bank                                                        623       36
   PNC Financial Services Group                                  1,680       82
   State Street                                                  2,030       80
   SunTrust Banks                                                5,259      155
   US Bancorp                                                   18,600      465
   Wells Fargo                                                  20,819      614
                                                                         ------
   TOTAL BANKS                                                            2,113
                                                                         ======
   BEAUTY PRODUCTS [0.9%]
   Procter & Gamble                                              9,179      567
                                                                         ======
   BIOMEDICAL RESEARCH & PRODUCTS [0.8%]
   Celgene *                                                     1,213       67
   Quest Diagnostics                                             8,579      445
                                                                         ------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                     512
                                                                         ======

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
   BIOTECHNOLOGY [2.2%]
   Amgen *                                                       2,908   $  168
   Biogen Idec *                                                   753       36
   Cephalon *                                                      158       12
   Genentech *                                                   2,600      215
   Gilead Sciences *                                            16,713      855
   Millipore *                                                     111        6
   Myriad Genetics *                                             2,160      143
                                                                         ------
   TOTAL BIOTECHNOLOGY                                                    1,435
                                                                         ======
   BROADCASTING & CABLE [2.0%]
   Cisco Systems *                                              30,680      500
   F5 Networks *                                                 6,070      139
   Motorola                                                      2,289       10
   Qualcomm                                                     17,879      641
                                                                         ------
   TOTAL BROADCASTING & CABLE                                             1,290
                                                                         ======
   BUILDING & CONSTRUCTION [0.1%]
   DR Horton                                                     4,396       31
   Masco                                                         2,554       28
                                                                         ------
   TOTAL BUILDING & CONSTRUCTION                                             59
                                                                         ======
   BUSINESS SERVICES [1.0%]
   Affiliated Computer Services, Cl A *                            424       20
   Computer Sciences *                                           2,458       86
   eBay *                                                        2,578       36
   Fidelity National Information Services                          529        9
   Mastercard, Cl A                                                152       22
   Omnicom Group                                                 1,016       27
   Visa, Cl A                                                    5,380      282
   Xerox                                                        25,518      203
                                                                         ------
   TOTAL BUSINESS SERVICES                                                  685
                                                                         ======
   CHEMICALS [1.2%]
   Air Products & Chemicals                                      2,439      123
   CF Industries Holdings                                          475       23
   Dow Chemical                                                  2,992       45
   Eastman Chemical                                              2,219       70
   EI du Pont de Nemours                                         2,564       65
   International Flavors & Fragrances                            1,260       37
   Monsanto                                                      6,353      447
   PPG Industries                                                   28        1
   Praxair                                                         109        7
                                                                         ------
   TOTAL CHEMICALS                                                          818
                                                                         ======
   COMMERCIAL BANKS [0.2%]
   BB&T                                                          3,323       91
   Regions Financial                                             2,511       20
                                                                         ------
   TOTAL COMMERCIAL BANKS                                                   111
                                                                         ======
   COMMUNICATION & MEDIA [2.4%]
   Cablevision Systems, Cl A                                    12,400      209
   Comcast, Cl A                                                32,983      557
   Interpublic Group *                                             197        1
   Meredith                                                      1,577       27

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
   News, Cl A                                                    9,588   $   87
   Scripps Networks Interactive, Cl A                              560       12
   Time Warner                                                  65,438      658
   Viacom, Cl B *                                                  897       17
                                                                         ------
   TOTAL COMMUNICATION & MEDIA                                            1,568
                                                                         ======
   COMPUTER SOFTWARE [1.9%]
   Adobe Systems *                                               6,603      140
   CA                                                            1,763       33
   Compuware *                                                   1,522       10
   Microsoft                                                    23,929      465
   Oracle *                                                     33,435      593
                                                                         ------
   TOTAL COMPUTER SOFTWARE                                                1,241
                                                                         ======
   COMPUTER SYSTEM DESIGN & SERVICES [4.5%]
   Apple *                                                       7,832      668
   Dell *                                                       30,979      317
   Hewlett-Packard                                              29,559    1,073
   IBM                                                           8,743      736
   Lexmark International, Cl A *                                 1,473       39
   NetApp *                                                        839       12
   QLogic *                                                          4       --
   SanDisk *                                                    11,680      112
   Sun Microsystems *                                            2,031        8
                                                                         ------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                2,965
                                                                         ======
   COMPUTERS & PERIPHERALS [0.4%]
   EMC *                                                        25,934      272
                                                                         ======
   CONSTRUCTION & ENGINEERING [0.0%]
   Jacobs Engineering Group *                                      273       13
                                                                         ======
   CONSTRUCTION MATERIALS [0.0%]
   Vulcan Materials                                                167       12
                                                                         ======
   CONSUMER PRODUCTS & SERVICES [2.0%]
   Black & Decker                                                  391       16
   Clorox                                                        9,580      532
   Colgate-Palmolive                                             1,736      119
   Eastman Kodak                                                 1,894       12
   Kimberly-Clark                                                7,254      383
   Mattel                                                       15,000      240
                                                                         ------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,302
                                                                         ======
   CONTAINERS & PACKAGING [0.4%]
   Crown Holdings *                                             12,600      242
                                                                         ======
   DIVERSIFIED CONSUMER SERVICES [0.1%]
   H&R Block                                                     2,356       54
                                                                         ======

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
   DIVERSIFIED MANUFACTURING [3.9%]
   3M                                                           12,772   $  735
   General Electric                                             73,281    1,187
   Parker Hannifin                                               7,251      309
   Siemens, ADR                                                  4,230      320
                                                                         ------
   TOTAL DIVERSIFIED MANUFACTURING                                        2,551
                                                                         ======
   DIVERSIFIED METALS & MINING [0.3%]
   BHP Billiton, ADR                                             3,990      171
   Newmont Mining                                                  654       27
                                                                         ------
   TOTAL DIVERSIFIED METALS & MINING                                        198
                                                                         ======
   DRUGS [5.5%]
   Abbott Laboratories                                           5,571      297
   AmerisourceBergen, Cl A                                         431       15
   Bristol-Myers Squibb                                          2,151       50
   Forest Laboratories *                                         2,328       59
   Johnson & Johnson                                            22,726    1,360
   King Pharmaceuticals *                                        3,940       42
   Merck                                                         7,067      215
   Mylan *                                                      28,400      281
   Pfizer                                                       21,873      387
   Schering-Plough                                              20,284      346
   Teva Pharmaceutical Industries                                  186        8
   Watson Pharmaceuticals *                                      1,543       41
   Wyeth                                                        14,591      547
                                                                         ------
   TOTAL DRUGS                                                            3,648
                                                                         ======
   ELECTRICAL COMPONENTS & EQUIPMENT [0.1%]
   Tyco Electronics                                              2,321       38
                                                                         ======
   ELECTRICAL EQUIPMENT [0.5%]
   Baldor Electric                                              14,100      252
   Emerson Electric                                              2,244       82
                                                                         ------
   TOTAL ELECTRICAL EQUIPMENT                                               334
                                                                         ======
   ELECTRICAL SERVICES [1.7%]
   American Electric Power                                       2,443       81
   Consolidated Edison                                              54        2
   Duke Energy                                                   6,328       95
   Exelon                                                        1,131       63
   First Solar *                                                 1,440      199
   FPL Group                                                     2,405      121
   NiSource                                                        875       10
   Pinnacle West Capital                                         3,492      112
   Portland General Electric                                    12,100      236
   PPL                                                           1,015       31
   Public Service Enterprise Group                               1,634       48
   Southern                                                      2,381       88
   TECO Energy                                                   3,499       43
   Xcel Energy                                                      24       --
                                                                         ------
   TOTAL ELECTRICAL SERVICES                                              1,129
                                                                         ======
   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.0%]
   Agilent Technologies *                                          492        7

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
   Jabil Circuit                                                 1,584   $   11
                                                                         ------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  18
                                                                         ======
   ENERGY [0.7%]
   Atmos Energy                                                  7,000      166
   Edison International                                          5,187      167
   Entergy                                                       1,039       86
   PG&E                                                            800       31
                                                                         ------
   TOTAL ENERGY                                                             450
                                                                         ======
   ENGINEERING SERVICES [0.1%]
   Fluor                                                           992       45
                                                                         ======
   ENTERTAINMENT [0.3%]
   Carnival                                                      3,291       80
   International Game Technology                                   213        3
   Marriott International, Cl A                                      5       --
   Starwood Hotels & Resorts Worldwide                             750       13
   Wyndham Worldwide                                                54       --
   Wynn Resorts *                                                1,890       80
                                                                         ------
   TOTAL ENTERTAINMENT                                                      176
                                                                         ======
   FINANCIAL SERVICES [2.3%]
   American Express                                              2,929       54
   Capital One Financial                                         3,661      117
   Charles Schwab                                               22,441      363
   Citigroup                                                    16,634      112
   CME Group, Cl A                                                  60       13
   Discover Financial Services                                  11,697      111
   Hudson City Bancorp                                           7,406      118
   Nasdaq Stock Market *                                        17,846      441
   People's United Financial                                       747       13
   Western Union                                                12,204      175
                                                                         ------
   TOTAL FINANCIAL SERVICES                                               1,517
                                                                         ======
   FOOD, BEVERAGE & TOBACCO [5.4%]
   Coca-Cola                                                    15,075      682
   ConAgra Foods                                                23,400      386
   Del Monte Foods                                              52,500      375
   General Mills                                                11,287      686
   Pepsi Bottling Group                                          4,816      108
   PepsiCo                                                      20,716    1,135
   Safeway                                                       9,025      215
                                                                         ------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         3,587
                                                                         ======
   HEALTHCARE PRODUCTS & SERVICES [1.8%]
   Cardinal Health                                                 332       11
   Express Scripts, Cl A *                                       4,568      251
   Life Technologies *                                             372        9
   McKesson                                                      6,900      267
   Medtronic                                                    12,665      398
   Thermo Fisher Scientific *                                    1,371       47
   UnitedHealth Group                                            7,800      207

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   ------
   Waters *                                                        260   $   10
                                                                         ------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,200
                                                                         ======
   HOUSEHOLD FURNITURE & FIXTURES [0.9%]
   Centex                                                          143        2
   Harman International Industries                               1,701       28
   KB Home                                                         752       10
   Lennar, Cl A                                                    421        4
   NVR *                                                           485      221
   Pulte Homes                                                  23,915      261
   Stanley Works                                                   576       20
   Whirlpool                                                       457       19
                                                                         ------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                     565
                                                                         ======
   INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.1%]
   AES *                                                         4,909       40
                                                                         ======
   INDUSTRIAL [0.3%]
   Robert Half International                                     8,070      168
                                                                         ======
   INSURANCE [4.4%]
   Aetna                                                           164        5
   Aflac                                                         1,938       89
   Allstate                                                      2,282       75
   AON                                                             794       36
   Assurant                                                         86        3
   Chubb                                                         7,972      407
   Cincinnati Financial                                          2,417       70
   DaVita *                                                      3,420      169
   Hartford Financial Services Group                             1,687       28
   HCC Insurance Holdings                                       17,500      468
   Marsh & McLennan                                             25,970      630
   MetLife                                                       2,637       92
   Patterson *                                                  12,700      238
   Principal Financial Group                                       470       11
   Progressive                                                   2,053       30
   Prudential Financial                                          1,844       56
   Tenet Healthcare *                                           25,006       29
   Torchmark                                                       811       36
   Travelers                                                     2,090       94
   Unum Group                                                   16,949      315
                                                                         ------
   TOTAL INSURANCE                                                        2,881
                                                                         ======
   INVESTMENT BANKER/BROKER DEALER [3.1%]
   BlackRock, Cl A                                               3,470      466
   Federated Investors, Cl B                                     2,325       39
   Franklin Resources                                            1,111       71
   Invesco                                                         397        6
   JPMorgan Chase                                               25,740      812
   Morgan Stanley                                               10,125      162
   Northern Trust                                                1,710       89
   T Rowe Price Group                                           10,330      366
                                                                         ------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,011
                                                                         ======

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   MACHINERY [0.7%]
   Caterpillar                                                   7,758   $   346
   Cummins                                                         864        23
   Deere                                                         1,531        59
   Dover                                                           908        30
                                                                         -------
   TOTAL MACHINERY                                                           458
                                                                         =======
   MANUFACTURING [0.5%]
   Tyco International                                           14,550       314
                                                                          ======
   MEDICAL PRODUCTS & SERVICES [2.9%]
   Baxter International                                         11,897       638
   Becton Dickinson                                              1,387        95
   Boston Scientific *                                           7,984        62
   Eli Lilly                                                     4,530       182
   Genzyme-General Division *                                    4,687       311
   Hospira *                                                       691        19
   Intuitive Surgical *                                            931       118
   St. Jude Medical *                                              728        24
   Stryker                                                       8,196       327
   WellPoint *                                                   2,639       111
   Zimmer Holdings *                                             1,348        55
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,942
                                                                         =======
   MEDICAL PRODUCTS MANUFACTURING [0.9%]
   Covidien                                                     15,874       575
                                                                          ======
   METALS & MINING [0.9%]
   Barrick Gold                                                 15,800       581
                                                                          ======
   MISCELLANEOUS MANUFACTURING [0.0%]
   Leggett & Platt                                               1,167        18
                                                                          ======
   MULTI-MEDIA [0.2%]
   Walt Disney                                                   5,187       118
                                                                          ======
   OFFICE FURNITURE & FIXTURES [0.0%]
   Autodesk *                                                      516        10
   Salesforce.com *                                                556        18
                                                                         -------
   TOTAL OFFICE FURNITURE & FIXTURES                                          28
                                                                         =======
   PAPER & RELATED PRODUCTS [0.5%]
   International Paper                                           2,307        27
   MeadWestvaco                                                    723         8
   Sealed Air                                                   21,501       322
                                                                         -------
   TOTAL PAPER & RELATED PRODUCTS                                            357
                                                                         =======
   PETROLEUM & FUEL PRODUCTS [12.5%]
   Anadarko Petroleum                                           11,488       443
   Apache                                                        1,527       114
   Baker Hughes                                                    908        29
   BJ Services                                                      59         1
   Cabot Oil & Gas                                                 308         8
   Cameron International *                                      12,550       257
   Chesapeake Energy                                            30,608       495

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   ChevronTexaco                                                 5,944   $   440
   ConocoPhillips                                               12,121       628
   Consol Energy                                                   623        18
   Devon Energy                                                  1,604       105
   Enbridge                                                      6,940       225
   ENSCO International                                             167         5
   EOG Resources                                                   848        56
   Exterran Holdings *                                          12,700       270
   Exxon Mobil                                                  14,230     1,136
   Halliburton                                                   2,034        37
   Hess                                                          1,768        95
   Marathon Oil                                                    215         6
   Massey Energy                                                 1,555        21
   Murphy Oil                                                      514        23
   Nabors Industries *                                          13,410       160
   National Oilwell Varco *                                        378         9
   Noble                                                           362         8
   Noble Energy                                                    411        20
   Occidental Petroleum                                          6,022       361
   Peabody Energy                                                  510        12
   PetroHawk Energy *                                           12,780       200
   Pioneer Natural Resources                                       293         5
   Royal Dutch Shell, Cl B                                       7,600       391
   Schlumberger                                                 13,554       574
   Southwestern Energy *                                        16,689       483
   Spectra Energy                                               16,372       258
   Sunoco                                                          263        11
   Transocean *                                                 10,913       516
   Unit *                                                       10,100       270
   Valero Energy                                                14,680       318
   Weatherford International *                                     215         2
   Williams                                                     15,530       225
   XTO Energy                                                      478        17
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         8,252
                                                                         =======
   PRINTING & PUBLISHING [0.2%]
   Gannett                                                         785         6
   Pitney Bowes                                                  2,012        51
   RR Donnelley & Sons                                           3,489        48
                                                                         -------
   TOTAL PRINTING & PUBLISHING                                               105
                                                                         =======
   RAILROADS [0.1%]
   Burlington Northern Santa Fe                                    507        39
   CSX                                                           1,236        40
                                                                         -------
   TOTAL RAILROADS                                                            79
                                                                         =======
   REAL ESTATE INVESTMENT TRUST [0.6%]
   Apartment Investment & Management, Cl A                       3,326        38
   CapitalSource                                                56,600       262
   Developers Diversified Realty                                 1,585         8
   Host Hotels & Resorts                                         2,658        20
   Public Storage                                                  879        70
   Simon Property Group                                            264        14
   Vornado Realty Trust                                             91         5
                                                                         -------
   TOTAL REAL ESTATE INVESTMENT TRUST                                        417
                                                                         =======

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.5%]
   Brookfield Asset Management, Cl A                            21,200   $   324
                                                                          ======
   RETAIL [8.5%]
   Best Buy                                                     11,327       318
   Big Lots *                                                    4,419        64
   Costco Wholesale                                              3,870       203
   CVS                                                          16,940       487
   Family Dollar Stores                                            300         8
   Gap                                                           6,098        82
   Guess ?                                                       5,600        86
   Home Depot                                                    6,145       141
   JC Penney                                                       335         7
   Kohl's *                                                     15,285       553
   Kroger                                                       11,496       304
   Limited Brands                                                3,961        40
   Lowe's                                                       13,867       298
   Macy's                                                        2,074        22
   McDonald's                                                    2,283       142
   RadioShack                                                    1,660        20
   Sherwin-Williams                                              3,050       182
   Staples                                                      30,130       540
   Supervalu                                                    19,127       279
   SYSCO                                                         7,967       183
   Target                                                        1,594        55
   Tiffany                                                         912        22
   TJX                                                           1,997        41
   Urban Outfitters *                                            5,420        81
   Walgreen                                                     12,090       298
   Wal-Mart Stores                                              17,819       999
   Yum! Brands                                                   4,450       140
                                                                         -------
   TOTAL RETAIL                                                            5,595
                                                                         =======
   SCHOOLS [0.2%]
   Apollo Group, Cl A *                                          1,744       134
                                                                         =======
   SEMI-CONDUCTORS [2.8%]
   Altera                                                          102         2
   Analog Devices                                                1,312        25
   Applied Materials                                            47,063       477
   Broadcom, Cl A *                                             11,100       188
   Intel                                                        53,522       785
   Lam Research *                                               10,860       231
   MEMC Electronic Materials *                                     244         3
   Microchip Technology                                            469         9
   Novellus Systems *                                            2,112        26
   Texas Instruments                                             6,679       104
   Xilinx                                                        1,066        19
                                                                         -------
   TOTAL SEMI-CONDUCTORS                                                   1,869
                                                                         =======
   STEEL & STEEL WORKS [0.0%]
   Nucor                                                           426        20
                                                                         =======
   TELECOMMUNICATIONS EQUIPMENT [0.6%]
   Nokia, ADR                                                   24,000       374
                                                                         =======

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   TELEPHONES & TELECOMMUNICATIONS [4.3%]
   American Tower, Cl A *                                          665   $    20
   AT&T                                                         38,708     1,103
   CenturyTel                                                    1,841        50
   China Mobile, ADR                                             6,540       333
   Corning                                                       3,317        32
   Embarq                                                          392        14
   MetroPCS Communications *                                    18,340       272
   Qwest Communications International                           27,128        99
   Sprint Nextel                                                15,398        28
   Verizon Communications                                       24,838       842
   Windstream                                                    1,746        16
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   2,809
                                                                         =======
   TRANSPORTATION SERVICES [1.4%]
   FedEx                                                         7,358       472
   Norfolk Southern                                                505        24
   Union Pacific                                                 5,740       274
   United Parcel Service, Cl B                                   3,105       171
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                             941
                                                                         =======
   TRUCKING [0.1%]
   Ryder System                                                  2,499        97
                                                                         =======
   WASTE MANAGEMENT SERVICES [0.2%]
   Waste Management                                              4,772       158
                                                                         =======
   WATER UTILITIES [0.2%]
   Aqua America                                                  7,190       148
                                                                         =======
   WEB PORTALS/ISP [2.0%]
   Amazon.com *                                                    525        27
   Expedia *                                                       661         5
   Google, Cl A *                                                2,641       813
   Juniper Networks *                                            1,879        33
   Symantec *                                                   28,941       391
   VeriSign *                                                      952        18
   Yahoo! *                                                      2,543        31
                                                                         -------
   TOTAL WEB PORTALS/ISP                                                   1,318
                                                                         =======
   WHOLESALE [0.3%]
   Archer-Daniels-Midland                                        4,855       140
   Campbell Soup                                                   832        25
   Dean Foods *                                                  2,866        52
   JM Smucker                                                       29         1
                                                                         -------
   TOTAL WHOLESALE                                                           218
                                                                         =======
      TOTAL COMMON STOCK
      (Cost $83,975)                                                      63,894

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Diversified Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
CASH EQUIVALENT [3.2%]
   AIM STIT-Treasury Portfolio, 0.450% **                    2,086,116   $ 2,086
                                                                         =======
      TOTAL CASH EQUIVALENT
      (Cost $2,086)                                                        2,086
                                                                         =======
      TOTAL INVESTMENTS [ 100.3%]
      (Cost $86,061) +                                                   $65,980
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $65,806,866.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

ISP -- INTERNET SERVICE PROVIDER

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$86,062 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,768
(000)'S AND $(21,850) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Socially Responsible Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
COMMON STOCK [93.4%]
   ADVERTISING [2.3%]
   CBS, Cl B                                                   117,000   $   958
                                                                         =======
   BANKS [4.5%]
   US Bancorp                                                   28,000       700
   Wells Fargo                                                  40,000     1,179
                                                                         -------
   TOTAL BANKS                                                             1,879
                                                                         =======
   BIOMEDICAL RESEARCH & PRODUCTS [4.1%]
   Quest Diagnostics                                            33,000     1,713
                                                                         =======
   CHEMICALS [2.9%]
   EI du Pont de Nemours                                        47,000     1,189
                                                                         =======
   COMPUTER SYSTEM DESIGN & SERVICES [1.6%]
   Dell *                                                       67,000       686
                                                                         =======
   CONSUMER PRODUCTS & SERVICES [5.3%]
   Clorox                                                       20,500     1,139
   Kimberly-Clark                                               20,000     1,055
                                                                         -------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      2,194
                                                                         =======
   DIVERSIFIED MANUFACTURING [1.7%]
   3M                                                           12,000       690
                                                                         =======
   DRUGS [4.3%]
   Abbott Laboratories                                           7,000       374
   Johnson & Johnson                                            24,000     1,436
                                                                         -------
   TOTAL DRUGS                                                             1,810
                                                                         =======
   ELECTRICAL EQUIPMENT [3.1%]
   Baldor Electric                                              30,000       535
   Emerson Electric                                             21,000       769
                                                                         -------
   TOTAL ELECTRICAL EQUIPMENT                                              1,304
                                                                         =======
   ENERGY [2.6%]
   Atmos Energy                                                 45,000     1,067
                                                                         =======
   FINANCIAL SERVICES [3.1%]
   Nasdaq Stock Market *                                        53,000     1,310
                                                                         =======
   FOOD & BEVERAGE [3.4%]
   Kraft Foods, Cl A                                            53,500     1,436
                                                                         =======
   HEALTHCARE PRODUCTS & SERVICES [3.6%]
   Cardinal Health                                              18,000       620
   McKesson                                                     23,000       891
                                                                         -------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    1,511
                                                                         =======

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   INSURANCE [4.4%]
   Marsh & McLennan                                             48,500   $ 1,177
   Patterson *                                                  34,000       638
                                                                         -------
   TOTAL INSURANCE                                                         1,815
                                                                         =======
   MANUFACTURING [2.2%]
   Tyco International                                           43,375       937
                                                                         =======
   MEDICAL PRODUCTS MANUFACTURING [1.9%]
   Covidien                                                     22,375       811
                                                                         =======
   METALS & MINING [1.9%]
   Worthington Industries                                       70,000       771
                                                                         =======
   OFFICE EQUIPMENT & SUPPLIES [1.7%]
   Avery Dennison                                               21,000       687
                                                                         =======
   PAPER & RELATED PRODUCTS [1.7%]
   Packaging Corp of America                                    53,500       720
                                                                         =======
   PETROLEUM & FUEL PRODUCTS [16.0%]
   Chesapeake Energy                                            80,000     1,294
   ConocoPhillips                                               22,000     1,140
   Exterran Holdings *                                          39,000       831
   Patterson-UTI Energy                                        100,000     1,151
   Spectra Energy                                               67,000     1,054
   Unit *                                                       45,000     1,202
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         6,672
                                                                         =======
   REAL ESTATE INVESTMENT TRUST [5.0%]
   AMB Property                                                 72,000     1,686
   CapitalSource                                                90,000       416
                                                                         -------
   TOTAL REAL ESTATE INVESTMENT TRUST                                      2,102
                                                                         =======
   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.9%]
   Brookfield Asset Management, Cl A                            80,000     1,222
                                                                         =======
   RETAIL [5.3%]
   Supervalu                                                    98,000     1,431
   Walgreen                                                     31,500       777
                                                                         -------
   TOTAL RETAIL                                                            2,208
                                                                         =======
   SEMI-CONDUCTORS [1.9%]
   Intel                                                        54,000       792
                                                                         =======
   TELECOMMUNICATIONS EQUIPMENT [2.1%]
   Nokia, ADR                                                   56,000       874
                                                                         =======
   TELEPHONES & TELECOMMUNICATIONS [3.9%]
   AT&T                                                         29,000       826

Schedule of Investments (Unaudited)
DECEMBER 31, 2008

AHA Socially Responsible Equity Fund

                                                                          Value
Description                                                    Shares     (000)
-----------                                                  ---------   -------
   Verizon Communications                                       24,000   $   814
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,640
                                                                         =======
         TOTAL COMMON STOCK
         (Cost $53,537)                                                   38,998
                                                                         =======
CASH EQUIVALENT [6.1%]
   AIM STIT-Treasury Portfolio,
      0.450% **                                              2,569,312     2,569
                                                                         =======
         TOTAL CASH EQUIVALENT
         (Cost $2,569)                                                     2,569
                                                                         =======
         TOTAL INVESTMENTS [99.5%]
         (Cost $56,106) +                                                $41,567
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $41,754,818.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

+    AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$56,106 (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,093
(000)'S AND $(15,632) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

AHA Investment Funds (Unaudited)
December 31, 2008

The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
     -    Level 1 - quoted prices in active markets for identical investments
     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund's to measure fair value during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments carried at value (000):

INVESTMENTS IN SECURITIES            LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
-------------------------            -------   -------   -------   -------
Limited Maturity Fixed Income Fund   $ 3,708   $31,436     $--     $35,144
Full Maturity Fixed Income Fund        1,443    41,586      --      43,029
Balanced Fund                          6,051     6,310      --      12,361
Diversified Equity Fund               65,980        --      --      65,980
Socially Responsible Equity Fund      41,567        --      --      41,567

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          CNI Charter Funds


By (Signature and Title)              /s/ Richard A. Weiss
                                      -----------------------------------
                                      Richard A. Weiss, President & CEO

Date:  February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ Richard A. Weiss
                                      -------------------------------------
                                      Richard A. Weiss, President & CEO

Date:  February 27, 2009


By (Signature and Title)              /s/ Eric Kleinschmidt
                                      -------------------------------------
                                      Eric Kleinschmidt, Controller and COO

Date:  February 27, 2009